NOTES PAYABLE (Details Narrative) - USD ($)	Mar. 31, 2019	Dec. 03, 2018	Nov. 15, 2018
Non-Related Parties [Member]
Advance received for related party	$ 100,000	$ 35,000	$ 65,000